CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Preferred Authorized: Unlimited
Issued	0	0
Class A Authorized: Unlimited
Issued and outstanding:	59,751,472	59,043,972
Equiy Units
Issued and outstanding:	500,236	500,236